Share Capital - Treasury shares (Details) - shares	Jun. 30, 2019	Feb. 20, 2019	Jan. 15, 2019	Jun. 30, 2018
Lydenburg Exploration Limited | Ordinary shares | Subsidiaries
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	335			335
Kalgold Share Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	47,046			47,046
Harmony ESOP Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			6,700,000
Harmony ESOP Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,592,900			0
Harmony Gold Community Trust | Convertible preference shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,400,000	4,400,000		0